Commitments And Contingencies (Schedule Of Revenue Share Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Revenue Share Commitments [Line Items]
2013	$ 45,162
2014	21,670
2015	2,118
2016	1,628
Total minimum commitments	70,578
Redbox [Member]
Revenue Share Commitments [Line Items]
2013	25,162
2014	20,003
2015	2,118
2016	1,628
Total minimum commitments	48,911
Coin [Member]
Revenue Share Commitments [Line Items]
2013	20,000
2014	1,667
2015	0
2016	0
Total minimum commitments	$ 21,667